Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 20.4%
Ameris Bancorp	467	$34,684
Atlantic Union Bankshares Corp.	1,006	35,512
Bancorp, Inc. (a)	302	20,391
Bank OZK	752	34,607
East West Bancorp, Inc.	972	109,243
Eastern Bankshares, Inc.	1,334	24,586
FB Financial Corp.	289	16,126
First BanCorp Puerto Rico	1,139	23,611
First Bancorp Southern Pines NC	274	13,916
Hope Bancorp, Inc.	835	9,152
International Bancshares Corp.	365	24,250
Live Oak Bancshares, Inc.	225	7,729
OFG Bancorp	302	12,376
Park National Corp.	104	15,827
S&T Bancorp, Inc.	262	10,310
Simmons First National Corp. - Class A	862	16,249
UMB Financial Corp.	513	59,015
		467,584

Consumer Discretionary Products - 5.5%
Garrett Motion, Inc.	652	11,365
Toll Brothers, Inc.	701	94,789
Tri Pointe Homes, Inc. (a)	613	19,291
		125,445

Consumer Discretionary Services - 0.5%
Perdoceo Education Corp.	423	12,407

Consumer Staple Products - 1.1%
Cal-Maine Foods, Inc.	316	25,144

Financial Services - 11.3%
Artisan Partners Asset Management, Inc. - Class A	453	18,455
Bread Financial Holdings, Inc.	317	23,467
Dave, Inc. (a)	55	12,178
Enova International, Inc. (a)	173	27,196
Fidelity National Financial, Inc.	1,868	101,974
MGIC Investment Corp.	1,654	48,330
Virtu Financial, Inc. - Class A	560	18,659
Virtus Investment Partners, Inc.	47	7,668
		257,927

Health Care - 0.5%
Dynavax Technologies Corp. (a)	809	12,442

Industrial Products - 3.7%
Mueller Industries, Inc.	739	84,837

Industrial Services - 7.5%
Argan, Inc.	92	28,825
FLEX LNG Ltd.	210	5,240
Matson, Inc.	223	27,552
Scorpio Tankers, Inc.	327	16,621
Sterling Infrastructure, Inc. (a)	208	63,696
Teekay Tankers Ltd.	180	9,616
Tutor Perini Corp.	314	21,044
		172,594

Insurance - 21.1%
CNA Financial Corp.	151	7,209
F&G Annuities & Life, Inc.	254	7,846
Hanover Insurance Group, Inc.	255	46,606
Horace Mann Educators Corp.	280	12,930
Jackson Financial, Inc. - Class A	505	53,858
Mercury General Corp.	183	17,213
NMI Holdings, Inc. - Class A (a)	522	21,292
Old Republic International Corp.	1,636	74,667
Reinsurance Group of America, Inc.	464	94,406
RenaissanceRe Holdings Ltd.	340	95,594
SiriusPoint Ltd. (a)	708	15,498
White Mountains Insurance Group Ltd.	18	37,405
		484,524

Materials - 3.0%
Alpha Metallurgical Resources, Inc. (a)	73	14,591
Core Natural Resources, Inc.	349	30,890
Peabody Energy Corp.	774	22,988
		68,469

Media - 0.6%
Magnite, Inc. (a)	890	14,445

Oil & Gas - 12.3%
APA Corp.	2,483	60,734
Civitas Resources, Inc.	548	14,845
DNOW, Inc. (a)	707	9,368
Hess Midstream LP - Class A	809	27,911
HF Sinclair Corp.	1,103	50,826
Matador Resources Co.	834	35,395
Murphy Oil Corp.	949	29,656
RPC, Inc.	626	3,406
Talos Energy, Inc. (a)	842	9,279
Weatherford International PLC	508	39,756
		281,176

Retail & Wholesale - Discretionary - 9.5%
Builders FirstSource, Inc. (a)	770	79,225
Dillard's, Inc. - Class A	57	34,561
ePlus, Inc.	183	16,049
PC Connection, Inc.	69	3,986
QXO, Inc. (a)	4,342	83,757
		217,578

Retail & Wholesale - Staples - 0.5%
Andersons, Inc.	221	11,751

Software & Technology Services - 1.7%
Clear Secure, Inc. - Class A	570	19,996
DXC Technology Co. (a)	1,236	18,107
		38,103

Telecommunications - 0.5%
VEON Ltd. - ADR (a)	211	11,092
TOTAL COMMON STOCKS (Cost $2,233,678)		2,285,518

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b)	56,414	56,414
TOTAL MONEY MARKET FUNDS (Cost $56,414)		56,414

TOTAL INVESTMENTS - 102.2% (Cost $2,290,092)		2,341,932
Liabilities in Excess of Other Assets - (2.2)%		(50,486)
TOTAL NET ASSETS - 100.0%		$2,291,446

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes US Small Cap Cash Flow Champions ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,285,518	$–	$–	$2,285,518
Money Market Funds	56,414	–	–	56,414
Total Investments	$2,341,932	$–	$–	$2,341,932

Refer to the Schedule of Investments for further disaggregation of investment categories.